Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Intellectual property					$ 4,195,353	$ 4,195,353
Series c convertible preferred stock ,Shares					1,000,000
Fair value of series c convertible preferred stock capitalilized during period					$ 4,200,000
Weighted-average useful life					16 years 1 month 9 days
Amortization expense	$ 63,175	$ 123,623	$ 188,841	$ 185,435	$ 247,247	$ 0